Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Variable Interest Entities

NOTE 5—VARIABLE INTEREST ENTITIES

Accounting rules require the primary beneficiary of a variable interest entity (“VIE”) to include the financial position and results of operations of the VIE in its condensed consolidated financial statements. The Predecessor unaudited condensed consolidated financial statements include APX Group, Inc. and its subsidiaries, and 2GIG and Solar, which were VIE’s prior to the Merger in the Predecessor Period. Following the Merger, 2GIG became a wholly-owned subsidiary. Because Solar is no longer dependent on the Company for ongoing financial support and the Company is no longer the primary beneficiary, Solar is no longer a variable interest entity of the Company. Therefore, Solar is excluded from the accompanying Successor unaudited condensed consolidated financial statements. In connection with the Merger, the Investors purchased Solar for $75,000,000 and became the primary beneficiary and, as a result, the Solar financial position and results of operations are not consolidated by the Company in the Successor Period.

2GIG

2GIG is engaged in the manufacture, wholesale distribution, and monitoring of electronic home security and automation systems primarily in the United States and Canada. 2GIG supplies the majority of the equipment used by the Company in its security systems installations. Sales of this equipment to other legal entities owned or consolidated by the Company represented approximately 71% of 2GIG’s total sales during 2013 through April 1, 2013, the date of the 2GIG Sale. The Company determined that 2GIG was a VIE, prior to the Merger, and the Company was the primary beneficiary because Vivint, Inc. was 2GIG’s largest customer, 2GIG was dependent on Vivint, Inc. for ongoing financial support and because the Company, through its related parties, had the ability to control the operations of 2GIG. Accordingly, as indicated above, the financial position and results of operations are consolidated by the Company for the Predecessor Period. Non-controlling interests in the unaudited condensed consolidated financial statements include the portion of equity and results of operations related to 2GIG. The assets of 2GIG were restricted in that they are only available to settle the obligations of 2GIG and not of the Company and similarly, the creditors of 2GIG have no recourse to the general assets of the Company.

Solar

Solar, formed in April 2011, installs solar panels on the roofs of customer’s homes and enters into purchase agreements for the customers to purchase the electricity generated by the panels. Solar also takes advantage of local government and federal incentive programs that offer assistance in generating green power. During the Predecessor Period, the Company determined that Solar was a VIE and the Company was the primary beneficiary because Solar was dependent on Vivint, Inc. for ongoing financial support and because the Company had the ability to control the operations of Solar through its related parties. Accordingly, as indicated above, the financial position and results of operations are consolidated by the Company for the Predecessor Period and not for the Successor Period. The assets of Solar are restricted in that they are only available to settle the obligations of Solar and not of the Company and similarly, the creditors of Solar have no recourse to the general assets of the Company.

On June 1, 2011, Vivint, Inc. and Solar entered into an Administrative Services Agreement (“Service Agreement”) and a Trademark License Agreement (“Trademark Agreement”). The Service Agreement provided Solar with certain administrative, managerial and account management services to be performed by Vivint. In exchange for the services and licenses under these agreements, Solar agreed to pay Vivint a combined fee of $0.05 per kilowatt hour of electricity generated by the solar equipment each month for each customer account. In June 2013, the Company and Solar entered into a Turnkey Full-Service Sublease Agreement (“Sublease Agreement”) and terminated the Service Agreement. The Sublease Agreement specifies the terms under which the Company subleases corporate office space, and provides certain other administrative services, to Solar. The Trademark Agreement was also amended in conjunction with the execution of the Sublease Agreement.

In June 2011, the Company entered into a Revolving Credit Note (“Loan”) with Solar. This Loan was due in May 2013, had a principal balance of $5,000,000 and accrued interest at a rate per annum equal to 13%. In connection with the Merger, the loan was satisfied and there was no balance outstanding as of September 30, 2013 or December 31, 2012.

On December 27, 2012, the Company executed a new Subordinated Note and Loan Agreement with Solar. The terms of the agreement state that Solar may borrow up to $20,000,000, bearing interest on the outstanding balance at an annual rate of 7.5% based on a 365 day year, which interest is due and payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013. The balance outstanding on September 30, 2013, representing principal of $20,000,000 and payment-in-kind interest of $530,000 is included in long-term investments and other assets in the accompanying unaudited condensed consolidated balance sheets. In addition, accrued interest of $530,000 is included in prepaid expenses and other current assets in the accompanying unaudited condensed consolidated balance sheets. The balance outstanding on December 31, 2012 was $15,000,000.

NOTE 7—VARIABLE INTEREST ENTITIES

Accounting rules require the primary beneficiary of a VIE to include the financial position and results of operations of the VIE in its consolidated financial statements. The Predecessor consolidated financial statements include APX Group, Inc. and its subsidiaries, and 2GIG and Solar, which were VIE’s prior to the Merger in the Predecessor Period. Following the Merger, 2GIG became a wholly-owned subsidiary and Solar is no longer a variable interest entity of the Company and the Company is no longer the primary beneficiary. In connection with the Merger, the Investors purchased Solar for $75,000,000 and became the primary beneficiary and as a result, the financial position and results of operations are not consolidated by the Company in the Successor Period.

2GIG

2GIG is engaged in the manufacture, wholesale distribution, and monitoring of electronic home security and automation systems primarily in the United States and Canada. 2GIG supplies the majority of the equipment used by the Company in its security systems installations. Sales of this equipment to other legal entities owned or consolidated by the Company represent approximately 53% of 2GIG’s total sales. The Company determined that 2GIG was a VIE, prior to the Merger, and the Company was the primary beneficiary because Vivint, Inc. was 2GIG’s largest customer, 2GIG was dependent on Vivint, Inc. for ongoing financial support and because the Company, through its related parties, had the ability to control the operations of 2GIG. Accordingly, as indicated above, the financial position and results of operations are consolidated by the Company for the Predecessor Period. Non-controlling interests in the consolidated financial statements include the portion of equity and results of operations related to 2GIG. The assets of 2GIG were restricted in that they are only available to settle the obligations of 2GIG and not of the Company and similarly, the creditors of 2GIG have no recourse to the general assets of the Company.

The following table summarizes the carrying amount of 2GIG’s assets and liabilities, before intercompany eliminations (in thousands):

Predecessor
December 31, 2011
Cash	$1,007
Accounts receivable	5,042
Inventories, net	9,641
Other assets	170

Total current assets	15,860
Property and equipment, net	985
Long-term investments and other assets	65

Total assets	$16,910

Accounts payable and accrued liabilities	$10,056
Customer deposits	6,987

Total liabilities	$17,043

Solar

Solar, formed in April 2011, installs solar panels on the roofs of customer’s homes and enters into purchase agreements for the customers to purchase the electricity generated by the panels. Solar also takes advantage of local government and federal incentive programs that offer assistance in generating green power. During the Predecessor Period, the Company determined that Solar was a VIE and the Company was the primary beneficiary because Solar was dependent on Vivint, Inc. for ongoing financial support and because the Company had the ability to control the operations of Solar through its related parties. Accordingly, as indicated above, the financial position and results of operations are consolidated by the Company for the Predecessor Period and not for the Successor Period. The assets of Solar are restricted in that they are only available to settle the obligations of Solar and not of the Company and similarly, the creditors of Solar have no recourse to the general assets of the Company.

On June 1, 2011, Vivint, Inc. and Solar entered into an Administrative Services Agreement (“Service Agreement”) and a Trademark License Agreement (“Trademark Agreement”). The Service Agreement provides Solar with certain administrative, managerial and account management services to be performed by Vivint. In exchange for the services and licenses under these agreements, Solar agrees to pay Vivint a combined fee of $0.05 per kilowatt hour of electricity generated by the solar equipment each month for each customer account. In June 2011, the Company entered into a Revolving Credit Note (“Loan”) with Solar. This Loan was due in May 2013, had a principal balance of $5,000,000 and accrued interest at a rate per annum equal to 13%. In connection with the Merger, the loan was satisfied and there was no balance outstanding as of December 31, 2012. The outstanding balance of this loan at December 31, 2011 was $5,000,000. This balance has been eliminated in consolidation for the Predecessor Period.

On December 27, 2012, the Company executed a new Subordinated Note and Loan Agreement with Solar. The terms of the agreement state that Solar may borrow up to $20,000,000, bearing interest on the outstanding balance at an annual rate of 7.5% based on a 365 day year, which interest is due and payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013. As of December 31, 2012, $15,000,000 was outstanding and included in long-term investments and other assets in the accompanying consolidated balance sheets.

The following table summarizes the carrying amount of Solar’s assets and liabilities, before intercompany eliminations (in thousands):

Predecessor
December 31, 2011
Cash	$84
Accounts receivable, net	2
Inventories, net	1,327
Other assets	5,086

Total current assets	6,499
Subscriber contract costs, net	2,007
Restricted cash	1,348

Total assets	$9,854

Accounts payable and accrued liabilities	$238

Total current liabilities	238
Note payable to Vivint, Inc.	5,000

Total liabilities	$5,238